Fair Value of Financial Instruments (Tables)	6 Months Ended	11 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Fair Value of Financial Instruments
Schedule of financial liabilities measured at fair value on a recurring basis

Financial liabilities measured at fair value on a recurring basis are as follows:

		Successor
		June 30, 2021
	Balance Sheet
	Location	Level 1	Level 2	Level 3	Total
Liabilities:
Contingent consideration	Notes payable to sellers			12,266	12,266

		Successor
	December 31, 2020
	Balance Sheet
	Location	Level 1	Level 2	Level 3	Total
Liabilities:
Contingent consideration	Notes payable to sellers			1,257	1,257

Schedule of changes in the fair value of contingent consideration	The changes in the fair value of contingent consideration are as follows:

Level 3
December 31, 2020	$1,257
Additions	227
Changes in fair value	10,889
Settlements	(107)
June 30, 2021	$12,266

Level 3
February 10, 2020	$—
Additions	1,257
Changes in fair value	—
Settlements	—
December 31, 2020	$1,257